Other reserve - Summary of other reserve (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other reserve
Beginning balance	€ 806,677
Employee share-based compensation	551	€ 2,749	€ 7,431
Issuance of ordinary shares upon Reverse Recapitalization, net of issuance costs			241,937
Others	(401)
Ending balance	779,356	806,677
Other reserve
Other reserve
Beginning balance	806,677	762,961	149,460
Repurchase of ordinary shares	(18,829)	(25,023)
Issuance of Ordinary Shares		65,405	6,454
Capital injection from shareholders			6,454
Employee share-based compensation	551	2,749	7,431
Changes in ownership interest in a subsidiary without change of control		(1,987)	(396)
Currency translation differences	(8,007)	3,333	(1,011)
Actuarial reserve relating to employee benefit	45	(761)	1,261
Issuance of ordinary shares upon Reverse Recapitalization, net of issuance costs			599,762
Others	(1,081)
Ending balance	779,356	806,677	762,961
Share premium | Other reserve
Other reserve
Beginning balance	783,883	743,501	137,285
Repurchase of ordinary shares	(18,829)	(25,023)
Issuance of Ordinary Shares		65,405
Capital injection from shareholders			6,454
Issuance of ordinary shares upon Reverse Recapitalization, net of issuance costs			599,762
Ending balance	765,054	783,883	743,501
Cumulative translation adjustment | Other reserve
Other reserve
Beginning balance	2,617	(716)	295
Currency translation differences	(8,007)	3,333	(1,011)
Ending balance	(5,390)	2,617	(716)
Re-measurement of defined benefit plans | Other reserve
Other reserve
Beginning balance	(86)	675	(586)
Actuarial reserve relating to employee benefit	45	(761)	1,261
Ending balance	(41)	(86)	675
Other reserves | Other reserve
Other reserve
Beginning balance	20,263	19,501	12,466
Employee share-based compensation	551	2,749	7,431
Changes in ownership interest in a subsidiary without change of control		(1,987)	(396)
Others	(1,081)
Ending balance	€ 19,733	€ 20,263	€ 19,501